SCHEDULE OF SUMMARIZES THE COMPOSITION OF INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Current income tax expense			$ 2,199,591	$ 2,010,472
Deferred tax expenses			1,063	151,343
Income tax expense			$ 2,200,654	$ 2,161,815